Pension and Other Postretirement Benefit Plans Multi-employer Plans (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Multiemployer Plans, Pension
Multiemployer Plans [Line Items]
Multiemployer plan, share of service cost incurred			$ 0	$ 0	$ 456
Multiemployer plan, period contributions			28
Multiemployer Plans, Postretirement Benefit
Multiemployer Plans [Line Items]
Multiemployer plan, share of service cost incurred	$ 34	$ 68	327	466	526
Multiemployer plan, period contributions	$ 32	51	$ (93)	$ 1,132	$ 29
Multiemployer plan, estimated contributions for remainder of fiscal year		$ 37